INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES

13.	INVESTMENTS IN AFFILIATES

At December 31, 2015 and 2014, we have the following participation in investments that are recorded using the equity method:

	2015	2014
Golar Partners (1)	25.4%	25.4%
The Cool Pool Limited ("Pool Manager")	33%	—%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	100%	60%

(1) As of December 31, 2015, we held a 30.7% (2014: 41.4%) ownership interest in Golar Partners. However, the above 25.4% interest refers only to our interests in the subordinated units (in substance common stock) which are subject to the equity method accounting.

The carrying amounts of our investments in our equity method investments as at December 31, 2015 and 2014 are as follows:

(in thousands of $)	2015	2014

Golar Partners	307,546	328,853
ECGS	5,475	5,942
Golar Wilhelmsen (1)	—	577
Equity in net assets of affiliates	313,021	335,372

(1) Effective September 4, 2015, we ceased equity accounting for our interests in Golar Wilhelmsen, pursuant to the acquisition of the remaining 40% interest in the entity. Accordingly, as of this date, Golar Wilhelmsen became a wholly-owned subsidiary.

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2015	2014
Cost	374,675	374,729
Dividend	(105,401)	(68,127)
Equity in net earnings of other affiliates	43,992	28,141
Share of other comprehensive (loss) income in affiliate	(245)	629
Equity in net assets of affiliates	313,021	335,372

Quoted market prices for ECGS, the Pool Manager and Golar Wilhelmsen are not available because these companies are not publicly traded.

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of December 31, 2015, it had a fleet of ten vessels which are managed by the Company (2014: nine vessels). We hold various interests in Golar Partners. The carrying value of our investments in Golar Partners as of December 31, 2015 and 2014, are as follows:

(in thousands of $)	2015	2014
Subordinated units - accounted for under the equity method (i)	307,546	328,853
Common units (ii)	25,530	275,307
General Partner Units and IDRs (iii)	196,825	196,825
Total investments in Golar Partners	529,901	800,985

(i)	Subordinated units (Equity method)
For the period presented we held 15.9 million units, representing 100% of the subordinated units. We have accounted for this investment under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The initial carrying value of these units was based on the fair value on the deconsolidation date. The fair value was determined based on the quoted market price of the listed common units as of December 13, 2012, but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with our removal as general partner. Upon expiration of the subordination period, the subordinated units will convert to common units subject to passing certain conditions.

Dividends received for the year ended December 31, 2015 and 2014, in relation to our holding in the subordinated units amounted to $36.6 million and $34.1 million, respectively.

(ii)	Common units (Available-for-sale securities)
Our holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities (see note 22) on the basis that during the subordination period the common units have preferential dividend and liquidation rights.

(iii)	General Partner units and IDRs (Cost method)
Our 2% general partner interest and 100% of the IDRs in Golar Partners have been accounted for as cost-method investments (see note 23) on the basis that the general partner interests have preferential dividend and liquidation rights during the subordination period. The carrying value of the IDRs was based on the fair value as of the deconsolidation date of Golar Partners, December 13, 2012. The fair value of the IDRs was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date. Refer to note 23 for additional detail.

As of December 31, 2015, the aggregate carrying value of our investments in Golar Partners was $529.9 million, which represents our total ownership interest in the Partnership of 30.7% and the IDRs. The estimated market value of our investments in Golar Partners are determined with reference to the quoted price of the common units, but adjusted to reflect the different rights associated with each class of investment. Due to the decline in the quoted price of the common units since the third quarter of 2015, the fair value of our investments in Golar Partners has been below its carrying value. As of December 31, 2015, the quoted unit price was $13.38, subsequently increasing to a high of $18.03 and a low of $8.02. In relation to our investments we are required to recognize an impairment loss where it is determined to be “other than temporary.” However, we believe the volatility and the decline in the unit price is temporary. This is on the basis that the decline is being driven by industry trends, specifically the decline in oil prices, which has resulted in a general negative sentiment towards oil and gas stocks and its status as a MLP which has suffered in response to cuts in distributions by other MLPs in the sector. We believe this is not a reflection of the Partnership’s profitability, strong financial position or its ability to maintain distributions given the Partnership’s fleet currently all operate under medium and long-term charters with fixed charter rates, which has historically contributed to secure and stable operating cashflows. Thus, as we have both the ability and intent to hold our investments in the Partnership, no impairment has been recognized in 2015 in relation to these investments.

ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company ("EGAS") and HK Petroleum Services to establish a jointly owned company ECGS, to develop operations in Egypt particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest.

As ECGS is jointly owned and operated together with other third parties, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint significant influence. Dividends received for each of the years ended December 31, 2015 and 2014 were $0.7 million and $0.6 million, respectively.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name Golar Wilhelmsen Management AS, or Golar Wilhelmsen. The purpose was to build an organization specialized in the technical management of gas carriers. The company's focus was LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which included both our and Golar Partners' fleet of vessels and eventually vessels from third parties. In September 2010, we entered into new ship management agreements with Golar Wilhelmsen for our fleet, cancelling our previous arrangements, and WSM serves as the technical manager for our vessels.

Both we and WSM had joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, we had adopted the equity method of accounting for our interest in Golar Wilhelmsen as we considered we had joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM. As of September 4, 2015, pursuant to the acquisition of the remaining 40% interest, we held 100% ownership interest in Golar Wilhemsen, thus making it a controlled and fully consolidated subsidiary from that date. Subsequent to the acquisition, Golar Wilhelmsen was renamed Golar Management Norway AS.

Pool Manager (Cool Pool)

In October 2015, we entered into an LNG carrier pooling arrangement with GasLog Carriers Ltd ("GasLog") and Dynagas Ltd ("Dynagas") to market our vessels which are currently operating in the LNG shipping spot market. As of December 31, 2015, the Cool Pool comprised of fourteen vessels, of which eight vessels were contributed by us, three vessels by GasLog and three vessels by Dynagas. The vessel owner continues to be fully responsible for the manning and the technical management of their respective vessels. For the operation of the Cool Pool, a Marshall Islands service company ("Pool Manager") was established in September 2015. The Pool Manager is jointly owned and controlled by us, GasLog and Dynagas.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2015			December 31, 2014
	ECGS	Golar Partners	Pool Manager	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	35,042	131,851	4,901	2,096	37,159	141,556
Non-current assets	3,200	2,113,487	—	5	3,224	1,814,646
Current liabilities	27,272	266,012	216	1,044	28,711	277,874
Non-current liabilities	20	1,382,811	—	—	20	1,076,589
Non-controlling interest	—	66,765	—	—	—	67,618

Statement of Operations
Revenue	72,294	434,687	8,356	6,732	78,946	396,026
Net income	730	172,683	—	479	1,508	184,735